Securities - Amortized cost and fair value of available-for-sale securities by contractual maturity (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale, amortized cost
Within one year	$ 535,664
One to five years	9,184,010
Five to ten years	25,748,781
After ten years	18,941,743
Available-for-sale securities, amortized cost, subtotal	54,410,198
Mortgage-backed securities, amortized cost	41,196,695
Available-for-sale securities, amortized cost	95,606,893	111,086,058
Available-for-sale securities, fair value
Within one year	544,411
One to five years	9,490,518
Five to ten years	26,064,641
After ten years	19,165,406
Available-for-sale Securities, fair value	55,264,976	60,638,942
Mortgage-backed securities, fair value	41,419,921	48,345,655
Available-for-sale securities, fair value	$ 96,684,897	$ 108,984,597